ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

February 1, 2021

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Prime Junior Silver Miners ETF S000038223
ETFMG Prime Cyber Security ETF S000047480
ETFMG Prime Mobile Payments ETF S000050191
ETFMG Sit Ultra Short ETF S000065810
ETFMG Travel Tech ETF S000067503
ETFMG Treatments, Testing and Advancements ETF S000068972
BlueStar Israel Technology ETF S000051284
Etho Climate Leadership U.S. ETF S000051348
Wedbush ETFMG Global Cloud Technology ETF S000053021
Wedbush ETFMG Video Game Tech ETF S000053022
(collectively, the “Funds”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Funds, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 132 dated January 29, 2021 to the Trust’s Registration Statement on Form N-1A, filed on January 29, 2021.
If you have any questions or require further information, please contact Kent Barnes at 414-550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust